Current assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Current tax assets	R$ 276,104	R$ 22,672
Income Tax And Socials Contribution [Member]
IfrsStatementLineItems [Line Items]
Current tax assets	259,902	0
Withholdings Income Tax [Member]
IfrsStatementLineItems [Line Items]
Current tax assets	13,041	4,391
Other Federal Taxes [Member]
IfrsStatementLineItems [Line Items]
Current tax assets	R$ 3,161	R$ 18,281